UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21396
                                                    -----------

                  Excelsior Absolute Return Fund of Funds, LLC
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              225 High Ridge Road
                               Stamford, CT 06905
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              (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
          ------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (203)352-4497
                                                          --------------

                       Date of fiscal year end: March 31
                                                --------

                    Date of reporting period: December 31, 2006
                                              -----------------

ITEM 1.   SCHEDULE OF INVESTMENTS

The Registrant invests substantially all of its assets in Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company"). The percentage of the Company's members' equity owned by the Registrant at December 31, 2006 was 83.66%. The Registrant has included the Company's schedule of investments as of December 31, 2006, below. The Company's schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on March 1, 2007.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Schedule of Investments (Unaudited)
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                                                               December 31, 2006

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

                                                                                   % of     % Ownership     First
                                              First                              Members'        of       Available
                                           Acquisition                Fair       Equity -    Investment  Redemption
Investment Funds                              Date       Cost        Value     Net Assets      Funds        Date*     Liquidity**
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income
------------
Citadel Wellington, LLC                   12/1/2003  $  2,304,413   $  8,479,705    3.46%        0.26%     N/A             Quarterly
FrontPoint Utility and Energy Fund, L.P.   7/1/2006     6,000,000      6,260,528    2.55%        0.63%     N/A             Quarterly
Highbridge Capital Corporation - Class A  12/1/2003     8,250,000     12,434,882    5.07%        0.14%     N/A             Quarterly
Polygon Global Opportunities Fund, L.P.    8/1/2004    10,200,000     14,947,101    6.10%        1.77%     N/A             Quarterly
Suttonbrook Capital Partners, L.P.        10/1/2004     5,500,000      8,283,898    3.38%        4.52%     N/A             Quarterly
The Fuller & Thaler International Long/
   Short Fund, L.P.                        2/1/2006     3,500,000      3,483,367    1.42%       10.25%     N/A             Quarterly
                                                     ------------------------------------
   Strategy Total                                      35,754,413     53,889,481   21.98%
                                                     ------------------------------------
Equity
------
Cantillon World, L.P.                     12/1/2003     5,050,000      6,564,471    2.68%        1.40%     N/A             Quarterly
Frontpoint Japan Fund, L.P.                7/1/2006     4,500,000      4,415,497    1.80%        0.69%     N/A             Quarterly
Galleon Diversified Fund, Ltd. - Class E  12/1/2003     8,100,028     11,962,845    4.88%        1.00%     N/A             Quarterly
Glenview Capital Partners, L.P.           12/1/2003     6,300,000     11,077,293    4.52%        3.89%     N/A             Quarterly
North River Partners, L.P.                 7/1/2005     9,000,000     10,344,008    4.22%        2.00%     N/A             Quarterly
Savannah-Baltimore L.P.                    7/1/2006     9,000,000      9,464,154    3.86%        1.78%    7/1/2007         Quarterly
Shoshone Partners, L.P.                   12/1/2003    10,500,000     15,161,500    6.18%        3.13%     N/A              Annually
The Mako Europe Fund, L.P.                12/1/2003     3,500,000      5,012,334    2.04%       18.52%     N/A               Monthly
The Tantallon Fund, L.P.                   7/1/2006     4,500,000      5,084,683    2.07%        5.55%     N/A               Monthly
                                                     -----------------------------------
   Strategy Total                                      60,450,028     79,086,785   32.25%
                                                     ------------------------------------
Macro/CTA/Short-Term Trading
----------------------------
Bridgewater Pure Alpha Trading Co. Ltd.
   - Class B                               2/1/2004     5,400,000      6,421,492    2.62%        0.11%     N/A               Monthly
Caxton Global Investments (USA) LLC        1/1/2005     9,000,000     10,989,953    4.48%        1.89%     N/A              Annually
Placer Creek Partners, L.P.                1/1/2006     8,500,000     10,425,130    4.25%        2.65%     N/A         Semi-annually
Sunrise Commodities Select Portfolio -
   Davco Fund, L.P.                       12/1/2003     5,450,000      6,308,851    2.57%        2.88%     N/A               Monthly
The Capital Fund (Domestic), LLC          12/1/2003     3,000,000      3,431,828    1.40%       25.14%     N/A               Monthly
                                                     ------------------------------------
   Strategy Total                                      31,350,000     37,577,254   15.32%
                                                     ------------------------------------
Event Driven
------------
Bennelong Asia Pacific Multi Strategy
   Equity Fund, L.P.                       7/1/2006     4,000,000      4,002,511    1.63%        6.93%     N/A               Monthly
Brencourt Multi-Strategy, L.P.             9/1/2005     8,421,518      9,689,841    3.95%        6.07%     N/A             Quarterly
Canyon Value Realization Fund, L.P.       12/1/2003     7,500,000     12,571,809    5.13%        0.58%     N/A              Annually
Castlerigg Partners, L.P.                 12/1/2003    10,000,000     12,191,342    4.97%        3.27%     N/A             Quarterly
Empyrean Capital Fund, L.P.                7/1/2004     8,056,370      9,653,568    3.94%        3.38%     N/A               Monthly
OZ Asia Domestic Partners, L.P.            7/1/2006     5,000,000      5,476,362    2.23%        1.48%    9/30/2007         Annually
OZ Europe Domestic Partners II, L.P.      10/1/2005    11,500,000     14,187,993    5.79%        7.51%   12/31/2007        Quarterly
York Capital Management, L.P.              7/1/2004     8,500,000     12,673,773    5.17%        2.04%     N/A              Annually
                                                     ------------------------------------
   Strategy Total                                      62,977,888     80,447,199   32.81%
                                                     ------------------------------------

Total investments in Investment Funds                $190,532,329    251,000,719  102.36%
                                                     ============
Other Assets, Less Liabilities                                        (5,771,972)  (2.36)%
                                                                    ----------------------
Members' Equity - Net Assets                                        $245,228,747   100.00%
                                                                    ======================

*  From original investment date.        N/A  Initial lock-up period has either
** Available frequency of redemptions         expired prior to December 31, 2006
   after initial lock-up period.              or Investment Fund did not have an
                                              initial lock-up period. However,
                                              specific redemption restrictions
                                              may apply.




ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed as
Exhibit I and Exhibit II herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
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By (Signature and Title)*   /s/ David Bailin
                         -------------------------------------------------
                           David Bailin, Principal Executive Officer
Date March 1, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
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By (Signature and Title)*   /s/ Robert F. Aufenanger
                         ------------------------------------------------
                           Robert F. Aufenanger, Principal Financial Officer
Date March 1, 2007
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